Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Hedging Activities
HEDGING ACTIVITIES
Oil Price Hedging Activities
The Company seeks to reduce its exposure to unfavorable changes in oil prices, which are subject to significant and often volatile fluctuation, by entering into fixed price swaps. These contracts allow the Company to predict with greater certainty the effective oil prices to be received for hedged production and benefit operating cash flows and earnings when market prices are less than the fixed prices provided in the contracts. However, the Company will not benefit from market prices that are higher than the fixed prices in the contracts for hedged production.
The Company accounts for its oil derivative instruments as cash flow hedges for accounting purposes under FASB ASC 815 and related pronouncements. All derivative contracts are marked to market each quarter end and are included in the accompanying consolidated balance sheets as derivative assets and liabilities.
During 2012, the Company entered into fixed price swap contracts for 2013 with four financial institutions. The Company’s fixed price swap contracts are tied to the commodity prices on the International Petroleum Exchange (“IPE”) and NYMEX. The Company will receive the fixed price amount stated in the contract and pay to its counterparty the current market price for oil as listed on the IPE for Brent Crude and the NYMEX WTI. At March 31, 2013, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
April - June 2013	5,000	$101.96
July - December 2013	5,000	$99.86

At March 31, 2013 the fair value of derivative assets related to the fixed price swaps was as follows:

(In thousands)
Short-term derivative instruments - asset	$343
Short-term derivative instruments - liability	$9,689

All fixed price swaps have been executed in connection with the Company’s oil price hedging program. For fixed price swaps qualifying as cash flow hedges pursuant to FASB ASC 815, the realized contract price is included in oil sales in the period for which the underlying production was hedged.
For derivatives designated as cash flow hedges and meeting the effectiveness guidelines of FASB ASC 815, changes in fair value are recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. Amounts reclassified out of accumulated other comprehensive income (loss) into earnings as a component of oil and condensate sales for the three months ended March 31, 2013 and 2012 are presented below.

	Three Months Ended March 31,
	2013	2012
	(In thousands)
(Reduction) addition to oil and condensate sales	$(2,957)	$100

The Company expects to reclassify $9.1 million out of accumulated other comprehensive income (loss) into earnings as a component of oil and condensate sales during the remainder of the year ended December 31, 2013 related to fixed price swaps.
Hedge effectiveness is measured at least quarterly based on the relative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. The Company recognized a loss of $0.2 million and $0.3 million related to hedge ineffectiveness for the three months ended March 31, 2013 and 2012, respectively, which is included in oil and condensate sales in the consolidated statements of operations.

HEDGING ACTIVITIES
Oil Price Hedging Activities
The Company seeks to reduce its exposure to unfavorable changes in oil prices, which are subject to significant and often volatile fluctuation, by entering into fixed price swaps and forward sales contracts. These contracts allow the Company to predict with greater certainty the effective oil prices to be received for hedged production and benefit operating cash flows and earnings when market prices are less than the fixed prices provided in the contracts. However, the Company will not benefit from market prices that are higher than the fixed prices in the contracts for hedged production.
The Company accounts for its oil derivative instruments as cash flow hedges for accounting purposes under FASB ASC 815 and related pronouncements. All derivative contracts are marked to market each quarter end and are included in the accompanying consolidated balance sheets as derivative assets and liabilities.
During the fourth quarter of 2010, the Company entered into fixed price swap contracts for 2011 with the purchaser of the Company’s WCBB oil and with a financial institution. The Company’s 2011 fixed price swap contracts were tied to the commodity prices on the New York Mercantile Exchange (“NYMEX”). The Company received the fixed price amount stated in the contract and paid to its counterparty the current market price for oil as listed on the NYMEX West Texas Index (“WTI”). During the third quarter of 2011 and in 2012, the Company entered into fixed price swap contracts for 2012 and 2013 with the purchaser of the Company’s oil and four financial institutions. The Company’s 2012 and 2013 fixed price swap contracts are tied to the commodity prices on the International Petroleum Exchange (“IPE”) and NYMEX. For the Company’s 2013 fixed price swap contracts, the Company will receive the fixed price amount stated in the contract and pay to its counterparty the current market price for oil as listed on the IPE for Brent Crude and the NYMEX WTI. At December 31, 2012, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
January - December 2013	5,000	$100.90

At December 31, 2012 the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$664,000
Short-term derivative instruments - liability	$10,442,000

At December 31, 2011, the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$1,601,000

All fixed price swaps and forward sales contracts have been executed in connection with the Company’s oil price hedging program. For fixed price swaps qualifying as cash flow hedges pursuant to FASB ASC 815, the realized contract price is included in oil sales in the period for which the underlying production was hedged.
For derivatives designated as cash flow hedges and meeting the effectiveness guidelines of FASB ASC 815, changes in fair value are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. Amounts reclassified out of accumulated other comprehensive income into earnings as a component of oil and condensate sales for the years ended December 31, 2012 and 2011 are presented below.

	Year ended December 31,
	2012	2011
(Reduction) addition to oil and condensate sales	$(1,517,000)	$(4,720,000)

The Company expects to reclassify $9,660,000 out of accumulated other comprehensive income into earnings as a component of oil and condensate sales during the year ended December 31, 2013 related to fixed price swaps.
The following table presents the balances of the Company’s cumulative hedging activities included in other comprehensive income.

December 31, 2009	$(18,736,000)
December 31, 2010	$(4,720,000)
December 31, 2011	$1,576,000
December 31, 2012	$(9,660,000)

Hedge effectiveness is measured at least quarterly based on the relative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. The Company recognized a loss of $144,000 related to hedge ineffectiveness for the year ended December 31, 2012, which is included in oil and condensate sales in the consolidated statements of operations. The Company recognized a gain of $25,000 related to hedge ineffectiveness for the year ended December 31, 2011, which is included in oil and condensate sales in the consolidated statements of operations. The Company did not recognize into earnings any amount related to hedge ineffectiveness for the year ended December 31, 2010.
For the period January 2010 through February 2010, the Company was party to forward sales contracts for the sale of 3,000 barrels of WCBB production per day at a weighted average daily price of $54.81 per barrel, before transportation costs and differentials. For the period March 2010 through December 2010, the Company was party to forward sales contracts for the sale of 2,300 barrels of WCBB production per day at a weighted average daily price of $58.24 per barrel, before transportation costs and differentials. For the period January 2011 through December 2011, the Company was party to fixed price swaps for 2,000 barrels of oil per day at a weighted average price of $86.96 per barrel. For the period from January 2012 through February 2012, the Company was party to fixed price swaps for 2,000 barrels of oil per day at a weighted average price of $108.00 per barrel. For the period from March 2012 through July 2012, the Company was party to fixed price swaps for 3,000 barrels of oil per day at a weighted average price of $109.73 per barrel. For the period from August 2012 through December 2012, the Company was party to fixed price swaps for 4,000 barrels of oil per day at a weighted average price of $107.29 per barrel.
The Company delivered approximately 46% of its 2012 production under fixed price swaps.